Supplementary Financial Statements Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Schedule of Cash and Cash Equivalents
Comprised of:

	June 30,	December 31,
	2013	2012
	US$ thousands	US$ thousands
Cash and deposits *	1,314	2,183

*
As of June 30, 2013  $53,000 is deposited in NIS bearing an average annual interest of 0.41%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2012  $51,000 is deposited in NIS bearing an average annual interest of 1.00%. $41,000 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

	December 31
	2012	2011
	US$ thousands	US$ thousands
Cash and deposits *	2,183	884

*
As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $41 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

*
As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees and the Company maintains balances in the account to cover this guarantee.

Schedule of Trade Receivables, Net

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Trade receivables	3,259	2,542
Less allowance for doubtful accounts (*)	(449)	(544)

	2,810	1,998

*           The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544
Additions	-
Deductions	(95)

Balance as of June 30, 2013	449

	December 31
	2012	2011
	US$ thousands	US$ thousands
Trade receivables	2,542	4,184
Less allowance for doubtful accounts (*)	(544)	(263)

	1,998	3,921

* The following are the changes in the allowance for doubtful accounts:

Changes in the allowance for doubtful accounts

US$ thousands
Balance as of January 1, 2010	29
Additions	53
Deductions	(16)

Balance as of December 31, 2010	66
Additions	197
Deductions	-

Balance as of December 31, 2011	263
Additions	281
Deductions	-

Balance as of December 31, 2012	544

Schedule of Other Current Assets

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	312	140
Prepaid expenses	167	80
Assets held for severance benefits	-	241
Other	13	-

	492	461

	December 31
	2012	2011
	US$ thousands	US$ thousands
Receivables from the Government of Israel:
Value added tax authorities	140	185
Prepaid expenses	80	132
Accrued income from related parties	-	204
Assets held for severance benefits	241	-
Other	-	46

	461	567

Schedule of Inventories
	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,952	1,628
Work in process	442	297
Finished products	2,001	1,434

	4,395	3,359

	December 31
	2012	2011
	US$ thousands	US$ thousands
Raw materials and subassemblies	1,628	1,568
Work in process	297	396
Finished products	1,434	1,815

	3,359	3,779

Schedule of Other Payables and Accrued Liabilities

	June 30	December 31
	2013	2012
	US$ thousands	US$ thousands
Employees and employee institutions	872	769
Accrued expenses	513	369
Provision for product warranty	100	100
Liability in respect of severance benefits	-	276
Deferred revenues	188	-
Other	16	114

	1,689	1,628

	December 31
	2012	2011
	US$ thousands	US$ thousands
Employees and employee institutions	769	630
Accrued expenses	369	482
Provision for product warranty	100	30
Liability in respect of severance benefits	276	-
Other	114	2

	1,628	1,144

Schedule of Sales by Geographic Destination

	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
United States	50	35
Europe	1,730	1,562
Israel	1,285	1,130
South and Latin America	461	188
Asia Pacific	1,152	1,199
Rest of the world	226	87

	4,904	4,201

(1)     Sales are attributed to geographical areas based on location of customers.
       The Company's property and equipment is primarily located in Israel.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
United States	91	1,360	546
Europe	3,194	5,660	4,699
Israel	2,118	2,137	1,966
South and Latin America	1,184	400	599
Asia Pacific	1,677	3,654	3,395
Rest of the world	172	509	195

	8,436	13,720	11,400

(1) Sales are attributed to geographical areas based on location of customers.
The Company's property and equipment is primarily located in Israel.

Schedule of Sales by Major Product Lines
	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Enterprise Solution	8,430	13,160	10,833
Carrier Solution	6	560	567

	8,436	13,720	11,400

Schedule of Components in Cost of Sales
	Six months ended June 30	Six months ended June 30
	2013	2012
	US$ thousands	US$ thousands
Payroll and related benefits	397	350
Materials purchased	2,016	1,886
Subcontracted work	1,172	1,483
Write-down of inventories	-	17
Other production costs	595	300

	4,180	4,036
Decrease (increase) in inventories	(1,036)	(1,034)

	3,144	3,002

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Payroll and related benefits	723	868	715
Materials purchased	3,233	4,507	3,795
Subcontracted work	2,218	1,974	1,330
Royalties to the OCS	-	6	16
Write-down of inventories	818	49	87
Other production costs	471	378	564

	7,463	7,782	6,507
Increase in inventories	(398)	(293)	(188)

	7,065	7,489	6,319

Schedule of Financing Income, Net

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Expenses:
Interest on short-term credits and bank charges	(50)	(26)	(30)
Interest on long-term principle shareholder loan	(73)	(54)	(42)
Exchange translation income (expenses), net	71	(24)	(2)
	(52)	(104)	(74)
Income:
Interest from banks and others	4	2	3

Financing expense, net	(48)	(102)	(71)